OTHER OPERATING INCOME - Schedule Of Other Operating Income Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
VAT-in super deduction and other tax returns	[1]	¥ 2,323	¥ 4,830	¥ 25,047
Government grants	[2]	48,180	25,172	43,599
Others		3,913	3,216
Total		¥ 54,416	¥ 33,218	¥ 68,646

[1]	From 2019, in accordance with “the Announcement on Relevant Policies for Deepening the Value-added Tax Reform” and relevant government policies announced by the Ministry of Finance, the State Taxation Administration and the General Administration of Customs of China, one China VIE of the Company, as a consumer service company, is allowed to enjoy additional 10% VAT-in deduction for any services or products it purchased (“VAT-in super deduction”) from April 1, 2019 to December 31, 2021. The VAT-in super deduction obtained is considered as operating given that all VAT-in were derived from the purchases for that VIE’s daily operations in nature, and therefore is presented in other operating income in the Consolidation Statements of Comprehensive (Loss)/Income.
[2]	Government grants mainly represent cash subsidies received from PRC local governments for companies operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. Starting from January 2020, the Company presents government grants as other operating income. The relevant item in the prior year of RMB 43,599 for the years ended December 31, 2019 is also classified from other non-operating income/(loss), net, to be in conformity with the current period presentation in the Consolidated Statements of Comprehensive (Loss)/Income. These cash subsidies were not subject to meeting any specific future conditions.